Earnings per ordinary share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per ordinary share [abstract]
Summary of earnings per ordinary share
Earnings per ordinary share
Weighted average

number
of ordinary

shares outstanding

Amount during the period Per ordinary share
(in EUR million) (in millions) (in EUR)
1 January to 30 June 1 January to 30 June 1 January to 30 June
2022 2021 2022 2021 2022 2021
Basic earnings 7,745 3,161 3,765.3 3,901.9 2.06 0.81
Basic earnings from continuing
operations
7,745 3,161 2.06 0.81
Effect of dilutive instruments:
Stock option and share plans 1.4 1.6
1.4 1.6
Diluted earnings
7,745 3,161 3,766.7 3,903.5 2.06 0.81
Diluted earnings from continuing
operations
7,745 3,161 2.06 0.81